Debt securities - Credit rating classified as Other (Details) - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017
Financial investments
Debt securities	[1]	£ 160,305	£ 171,374
Other
Financial investments
Debt securities		22,563	23,371
Operating segments | US
Financial investments
Debt securities		36,115	35,378
Operating segments | UK and Europe
Financial investments
Debt securities		79,744	92,707
Operating segments | UK and Europe | Other
Financial investments
Debt securities		13,190	13,571
Operating segments | UK and Europe | Internal rating AAA to A- | Other
Financial investments
Debt securities		7,828	7,994
Operating segments | UK and Europe | Internal rating BBB to B- | Other
Financial investments
Debt securities		2,866	3,141
Operating segments | UK and Europe | Internal rating Below B- or unrated | Other
Financial investments
Debt securities		2,496	2,436
Operating segments | Non-linked shareholder-backed | Asia insurance operations
Financial investments
Debt securities		13,522	13,043
Operating segments | Non-linked shareholder-backed | Asia insurance operations | Other
Financial investments
Debt securities		1,099	1,053
Operating segments | Non-linked shareholder-backed | Asia insurance operations | Government bonds | Other
Financial investments
Debt securities		23	25
Operating segments | Non-linked shareholder-backed | Asia insurance operations | Corporate bonds | Other
Financial investments
Debt securities		1,006	959
Operating segments | Non-linked shareholder-backed | Asia insurance operations | Other securities | Other
Financial investments
Debt securities		70	69
Operating segments | Non-linked shareholder-backed | US
Financial investments
Debt securities		36,115	35,378
Operating segments | Non-linked shareholder-backed | US | Other
Financial investments
Debt securities		5,713	5,769
Operating segments | Non-linked shareholder-backed | US | NAIC 1 | Other
Financial investments
Debt securities		3,903	3,918
Operating segments | Non-linked shareholder-backed | US | NAIC 2 | Other
Financial investments
Debt securities		1,781	1,794
Operating segments | Non-linked shareholder-backed | US | NAIC 3-6 | Other
Financial investments
Debt securities		29	57
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | Other
Financial investments
Debt securities		1,819
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | NAIC 1 | Other
Financial investments
Debt securities		1,802
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | NAIC 2 | Other
Financial investments
Debt securities		14
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | NAIC 3-6 | Other
Financial investments
Debt securities		3
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | Investment grade | Other
Financial investments
Debt securities		1,545
Operating segments | Non-linked shareholder-backed | US | Other securities | Other
Financial investments
Debt securities		3,894
Operating segments | Non-linked shareholder-backed | US | Other securities | NAIC 1 | Other
Financial investments
Debt securities		2,101
Operating segments | Non-linked shareholder-backed | US | Other securities | NAIC 2 | Other
Financial investments
Debt securities		1,767
Operating segments | Non-linked shareholder-backed | US | Other securities | NAIC 3-6 | Other
Financial investments
Debt securities		26
Operating segments | Non-linked shareholder-backed | US | Other securities | Investment grade | Other
Financial investments
Debt securities		3,868
Operating segments | Non-linked shareholder-backed | UK and Europe
Financial investments
Debt securities		22,144	35,335
Operating segments | Non-linked shareholder-backed | UK and Europe | Other
Financial investments
Debt securities		5,718	6,062
Operating segments | With-profits | Asia insurance operations
Financial investments
Debt securities		24,923	24,432
Operating segments | With-profits | Asia insurance operations | Other
Financial investments
Debt securities		1,900	2,397
Operating segments | With-profits | UK and Europe
Financial investments
Debt securities		51,064	50,661
Operating segments | With-profits | UK and Europe | Other
Financial investments
Debt securities		£ 7,253	£ 7,392

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,993 million of lent securities as at 30 June 2018 (31 December 2017: £8,232 million).